Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	AOCI Atrributable to Parent [Member]	Non-controlling Interest	Common Stock	us-gaap_OtherStockMember
Beginning Balance (in shares) at Dec. 31, 2017		89,127,000
Beginning Balance at Dec. 31, 2017	$ 2,879,656		$ 919,078	$ (135,892)	$ (5,995)	$ 2,102,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation	(79,237)			(79,237)
Net Income (Loss) Attributable to Noncontrolling Interest	(21,490)					21,490
Net income (loss)	(57,747)
Other Comprehensive Income (Loss)	$ 3,081				3,623	(542)
Dividends declared per share	$ 0.220
Dividends declared				(22,231)		(64,676)	$ (22,231)	$ (64,676)
Reinvested dividends (in shares)		1,000
Reinvested dividends	$ 4		4
Employee stock compensation and other, Number of Shares		180,000
Employee stock compensation and other (note 12)	6,823		6,823
Equity offerings (in shares) (note 12)		11,127,000
Equity offerings (note 12)	103,655		103,655
Equity component of convertible notes (note 8)	16,099		16,099
Change in accounting policy (note 1)	4,657			2,556	0	2,101
Changes to non-controlling interest from equity contributions and other	(2,293)			(409)	99
Changes to non-controlling interest from equity contributions and other						(2,801)
Ending Balance (in shares) at Dec. 31, 2018		100,435,000
Ending Balance at Dec. 31, 2018	2,867,028		1,045,659	(234,395)	(2,273)	2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation	(310,577)			(310,577)
Net Income (Loss) Attributable to Noncontrolling Interest	(161,591)					161,591
Net income (loss)	(148,986)
Other Comprehensive Income (Loss)	$ (58,607)				(19,860)	(38,747)
Dividends declared per share	$ 0.055
Dividends declared				(5,385)		(63,343)	$ (5,385)	(63,343)
Reinvested dividends (in shares)		1,000
Reinvested dividends	$ 2		2
Employee stock compensation and other, Number of Shares		348,000
Employee stock compensation and other (note 12)	6,623		6,623
Change in accounting policy (note 1)	(2,991)			606	(1,604)	(1,993)
Changes to non-controlling interest from equity contributions and other	$ (22,748)			(3,067)	0
Changes to non-controlling interest from equity contributions and other						(25,815)
Ending Balance (in shares) at Dec. 31, 2019	100,784,422	100,784,000
Ending Balance at Dec. 31, 2019	$ 2,571,593		1,052,284	(546,684)	(23,737)	2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation	(82,933)			(82,933)
Net Income (Loss) Attributable to Noncontrolling Interest	(173,915)					173,915
Net income (loss)	90,982
Other Comprehensive Income (Loss)	$ (49,616)				(15,807)	(33,809)
Dividends declared per share	$ 0
Dividends declared						(79,803)		$ (79,803)
Employee stock compensation and other, Number of Shares		325,000
Employee stock compensation and other (note 12)	$ 5,035		5,035
Change in accounting policy (note 1)	(55,100)			(17,666)	0	(37,434)
Changes to non-controlling interest from equity contributions and other	$ (11,800)			(120,255)	9,339
Changes to non-controlling interest from equity contributions and other					(9,339)	(122,716)
Ending Balance (in shares) at Dec. 31, 2020	101,108,886	101,109,000
Ending Balance at Dec. 31, 2020	$ 2,471,291		$ 1,057,319	$ (527,028)	$ (48,883)	$ 1,989,883